Condensed Consolidated Interim Statements of Earnings (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue	$ 2,594	$ 2,487	$ 5,913	$ 5,322
Expenses
Energy supply costs	787	797	2,099	1,880
Operating expenses	713	659	1,454	1,328
Depreciation and amortization	440	417	876	824
Total expenses	1,940	1,873	4,429	4,032
Operating income	654	614	1,484	1,290
Other income, net (Note 10)	64	35	133	77
Finance charges	323	266	638	524
Earnings before income tax expense	395	383	979	843
Income tax expense	49	53	149	120
Net earnings	346	330	830	723
Net earnings attributable to:
Non-controlling interests	35	30	66	57
Preference equity shareholders	17	16	33	32
Net earnings attributable to common equity shareholders	294	284	731	634
Net earnings	$ 346	$ 330	$ 830	$ 723
Earnings per common share (Note 11)
Basic (CAD per share)	$ 0.61	$ 0.59	$ 1.51	$ 1.33
Diluted (CAD per share)	$ 0.61	$ 0.59	$ 1.51	$ 1.33